Segment Reporting - Elimination (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue from External Customers
Revenue from external customers	$ 532,874,000	$ 202,047,000
Oncology/Immunology segment
Revenue from External Customers
Revenue from external customers	359,183,000	91,069,000
Intersegment elimination | Oncology/Immunology segment
Revenue from External Customers
Revenue from external customers	$ 17,303,000	$ 68,015,000